Transactions with related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Parties
Salaries, bonus and benefits	[1]	R$ 48,061	R$ 45,014	R$ 35,147
Payroll charges		12,760	11,981	13,454
Share-based compensation		19,106	21,798	15,509
Total		R$ 79,927	R$ 78,793	R$ 64,110

[1]	Includes compensation for members of the Management and audit committee.